Litigation and Contingent Liabilities - Additional Information (Details) - EUR (€) € in Thousands	Sep. 11, 2018	Dec. 31, 2019	Jun. 30, 2019
Research Tax Credit
Disclosure Of Contingent Liabilities [Line Items]
Research tax credit repaid	€ 432
Provision for tax liability			€ 1,892
Research Tax Credit Receivable For Two Thousand Fourteen
Disclosure Of Contingent Liabilities [Line Items]
Provision for tax liability		€ 1,892